Leases (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Components of Net Investment in Sales-Type and Direct Financing Leases
The components of the net investment in sales-type and direct financing leases, at December 31, were as follows:

(Dollars in Millions)	2021	2020
Lease receivables	$10,738	$11,890
Unguaranteed residual values accruing to the lessor’s benefit	1,610	1,787

Total net investment in sales-type and direct financing leases	$12,348	$13,677

Contractual Future Lease Payments to be Received
The contractual future lease payments to be received by the Company, at December 31, 2021, were as follows:

(Dollars in Millions)	Sales-type and direct financing leases	Operating leases
2022	$3,926	$136
2023	3,293	104
2024	2,402	68
2025	963	44
2026	281	15
Thereafter	540	8
Total lease payments	11,405	$375
Amounts representing interest	(667)
Lease receivables	$10,738

Summary of Amounts Relevant to Company's Assets Leased for Use in its Operations
The following table presents amounts relevant to the Company’s assets leased for use in its operations for the years ended December 31:

(Dollars in Millions)	2021	2020	2019
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$288	$305	$302
Operating cash flows from finance leases	5	6	7
Financing cash flows from finance leases	12	12	10
Right of use assets obtained in exchange for new operating lease liabilities	164	128	134
Right of use assets obtained in exchange for new finance lease liabilities	75	6	10

Summary of Weighted-Average Remaining Lease Terms and Discount Rates
The following table presents the weighted-average remaining lease terms and discount rates of the Company’s assets leased for use in its operations at
December 31:

	2021	2020
Weighted-average remaining lease term of operating leases (in years)	7.0	7.0
Weighted-average remaining lease term of finance leases (in years)	9.5	9.6
Weighted-average discount rate of operating leases	2.7%	3.0%
Weighted-average discount rate of finance leases	9.3%	12.5%

Schedule of Contractual Future Lease Obligations
The contractual future lease obligations of the Company at December 31, 2021, were as follows:

(Dollars in Millions)	Operating leases	Finance leases
2022	$278	$27
2023	240	27
2024	194	24
2025	145	16
2026	105	10
Thereafter	329	32
Total lease payments	1,291	136
Amounts representing interest	(121)	(23)
Lease liabilities	$1,170	$113